REGISTRATION No. 33-12911
As filed on January 19, 1996
Registration No. 811-5075

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

          / / REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      / /
                      /X/ POST-EFFECTIVE AMENDMENT NO. 17
                                     AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                / / ACT OF 1940
                              /X/ AMENDMENT NO. 19
                        (CHECK APPROPRIATE BOX OR BOXES)


                              THE AAL MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT IS SPECIFIED IN CHARTER)

                             222 WEST COLLEGE AVE.
                         APPLETON, WISCONSIN 54919-0007
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Registrant's Telephone Number, including Area Code (414) 734-5721
                                 Robert G. Same
                                   Secretary
                              The AAL Mutual Funds
                            222 West College Avenue
                            Appleton, WI 54919-0007
                    (NAME AND ADDRESS OF AGENT FOR SERVICES)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
/X/  ON JANUARY 31,  1996,  PURSUANT TO  PARAGRAPH  (B) OF RULE 485
/ /  60 DAYS AFTER FILING  PURSUANT  TO  PARAGRAPH  (A)(1)  OF  RULE  485
/ /  ON  ____________,1996, PURSUANT TO PARAGRAPH (A)(1) OF RULE 485

REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF ITS SHARES OF BENEFICIAL INTEREST PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED A NOTICE UNDER RULE 24F-2 BEFORE JUNE 30, 1995.

CROSS REFERENCE SHEET FOR
The AAL International Fund

N-1A Item No.                                     Location
PART A
Item  1  Cover Page                               Cover Page
Item  2  Synopsis                                 Synopsis, General Information
Item  3  Financial Highlights                     Prospectus Supplement dated
                                                  January 31, 1996
Item  4  General Description of Registrant        Cover Page; General Infor-
                                                  mation; Investment Objectives
                                                  and Policies
Item  5  Management of the Fund                   Board of Trustees; Sticker,
                                                  Management of the Trust
Item 5A  Portfolio Manager                        Portfolio Manager; Sticker
Item  6  Capital Stock and Other Securities       Organization and Description
                                                  of Shares
Item  7  Purchase of Securities Being Offered     How to Buy Shares, Dividends,
                                                  Distributions and Taxes;
                                                  Organization & Description
                                                  of Shares
Item  8  Redemption or Repurchase                 How to Sell (Redeem) Shares
Item  9  Pending Legal Proceedings                Not Applicable

PART B
Item  10 Cover Page                               Cover Page
Item  11 Table of Contents                        Table of Contents
Item  12 General Information and History          Not Applicable
Item  13 Investment Objectives and Policies       Investment Objectives & Poli-
                                                  cies; Investment Techniques
                                                  Investment Restrictions
Item  14 Management of the Fund                   Investment Advisory Services;
                                                  Distribution Plan; Sticker
Item  15 Control Persons and Principal            Investment Advisory
         Holders of Securities                    Services
Item  16 Investment Advisory and Other Services   Investment Advisory Services;
                                                  Distributor; Distribution
                                                  Plan
Item  17 Brokerage Allocation                     Portfolio Transactions
Item  18 Capital Stock and Other Securities       General
Item  19 Purchase, Redemption and Pricing of      Purchases & Redemptions;
         Securities Being Offered                 Pricing Considerations
Item  20 Tax Status                               Tax Status, Dividends, and
                                                  Distributions
Item  21 Underwriters                             Distributor
Item  22 Calculation of Performance Data          Calculation of Yield and
                                                  Total Return
Item  23 Financial Statements                     The AAL International Fund
                                                  Financial Statements;
                                                  Statement of Additional
                                                  Information Supplement dated
                                                  January 31, 1996

PART C
Item 24 Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement

PART A - INFORMATION REQUIRED IN A PROSPECTUS

In partial response to Part A of Form N-1A, the Registrant hereby incorporates its current Prospectus, dated August 1, 1995, which is included in Amendment No. 13 to its Registration Statement on Form N-1A (Registration No. 33-12911), as filed with the Securities and Exchange Commission on May 16, 1995. In further response to Item 3 and Item 6 of Form N-1A, the Registrant states as follows:
           SUPPLEMENT DATED JANUARY 31, 1996, TO THE PROSPECTUS DATED
                AUGUST 1, 1995 (AS SUPPLEMENTED TO DATE) FOR THE
                             AAL INTERNATIONAL FUND

The disclosure on page 4 of the Fund's Prospectus, immediately prior to the section captioned "Synopsis," is supplemented by adding the following:

                           THE AAL INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS

The following table provides you with unaudited financial information on The AAL International Fund for the period from its inception on August 1, 1995, through December 31, 1995. The information is based on a share of beneficial interest outstanding throughout the applicable period. This information should be read in conjunction with the unaudited financial statements and related notes appearing in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
              (Based on a share outstanding throughout the period)
-------------------------------------------------------------------------------
                                   (unaudited)

                                                        The International Fund
                                                             Period Ended
                                                            12/31/95 (1)(3)
                                                       ------------------------
Net asset value: Beginning of Period                             $10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                                            0.018

Net realized and unrealized gain (loss) on
investments                                                      0.136
                                                           -----------------
Total From Investment Operation                                  0.154
                                                           -----------------
DISTRIBUTIONS FROM

Net investment income                                           (0.024)
Net realized capital gains                                         --
                                                           -----------------
Total distributions                                             (0.024)
                                                           -----------------
Net increase (decrease) in net asset value                       0.130

Net asset value:
End of period                                                   $10.13
                                                           =================

Total Return (2)                                                 1.44%

Net Assets, End of Period                                     $25,353,045

Ratio of expenses to average net
assets (3)(4)(5)                                                 2.50%

Ratio of net investment income to average
net assets (3)(4)(6)                                             0.85%

Portfolio turnover rate                                          0.08%


(1)  From commencement of operations August 1, 1995.
(2) Total return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charges. The aggregate (not annualized) total return is shown for the period ended December 31, 1995.
(3)  Financial highlights for the period are unaudited.
(4)  Calculated on an annualized  basis.
(5) Computed after giving effect to adviser expense limitation undertaking. If the Fund had paid all of its expenses the ratio would have been 3.44% for the period ended December 31, 1995.
(6) If the Fund had paid all of its expenses, the ratio would have been -.095% for the period ended December 31, 1995.

NOTE: THIS SUPPLEMENT MUST ACCOMPANY THE DELIVERY OF ALL PROSPECTUSES ON OR
AFTER JANUARY 31, 1996.


PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

In partial response to Part B of Form N-1A (Item 10 through Item 23), the Registrant incorporates by reference its current Statement of Additional Information dated August 1, 1995, which is included in Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A (Registration No. 33-12911), as filed with the Securities and Exchange Commission on May 16, 1995. In further response to Item 23 of Form N-1A, the Registrant states as follows:

             SUPPLEMENT DATED JANUARY 31, 1996, TO THE STATEMENT OF
            ADDITIONAL INFORMATION DATED AUGUST 1, 1995, FOR THE AAL
                  INTERNATIONAL FUND (AS SUPPLEMENTED TO DATE).

The section of The AAL International Fund's ("Fund") Statement of Additional Information captioned "Financial Statements" is supplemented to read as follows:

FINANCIAL STATEMENTS

The following pages present unaudited financial statements for the Fund as of December 31, 1995 and for the period from August 1, 1995 (commencement of operations) through December 31, 1995, which include the Fund's:

         (1) Statement of Assets and Liabilities;

         (2) Statement of Operations;

         (3) Statement of Changes Net Assets;

         (4) Schedule of Investments; and

         (5) Related Notes

In the opinion of management of the Fund, these financial statements reflect all normal recurring adjustments necessary for a fair presentation of the Fund's operating results for the period from August 1, 1995 (commencement of operations) through December 31, 1995.

                             AAL INTERNATIONAL FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
Investments, at value (Cost: $24,893,087)                        $25,198,919

  Cash                                                               694,415
  Receivable for forward currency contracts held. at value         7,142,215
  A/R from Advisor                                                    ----
  Subs. Receivable                                                    ----
  Dividends Rec.  and Interest Rec                                    67,874
  A/R Investments                                                     ----
  Unamortized Organization Costs                                      67,222
  Prepaid Expenses                                                    ----
                                                                  -------------
TOTAL ASSETS                                                     $33,170,645
                                                               ================
LIABILITIES
  Payable for forward currency contracts held, at cost            $7,121,466
  A/P Investments                                                    595,053
  Accrued Expenses                                                   126,682
  Redemptions Pay                                                     ----
  Dividends Pay                                                       ----
  Payable to Affiliate                                                 6,399
                                                                 --------------
TOTAL LIABILITIES                                                  7,849,600
                                                                 --------------
NET ASSETS
 Trust Capital  (benificial interest)                             25,009,882
  Undistributed Income                                               (14,508)
  Undistributed Cap Gains                                             (1,696)
  Unrealized Appreciation (Depreciation) on:
     Investments                                                     305,832
     Forward currency contracts                                       52,750
     Foreign currency related transactions                               785
                                                                 --------------
TOTAL SHAREHOLDERS' EQUITY                                        25,353,045
                                                               ================
TOTAL LIABILITIES & SHAREHOLDERS EQUITY                          $33,202,645
                                                               ================
Shares Outstanding                                                 2,504,949
                                                               ================
Net Asset Value Per Share                                             $10.12
                                                                     =========
Public Offering Price Per Share                                       $10.63
                                                                     =========

The accompanying notes to financial statements are an integral part of this statement.

                             AAL INTERNATIONAL FUND
                             STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                            $56,482
Dividend Witholding                                                   (5,077)
Interest                                                              32,587
Discount Accretion                                                    87,510
                                                                    ---------
     Total Investment                                                171,502
                                                                    ---------

EXPENSES
  Advisor Fee                                                         12,680
  Sub-Advisor Fees                                                    38,039
  Audit fees                                                           4,640
  Custodian                                                            7,600
  Fund Accounting                                                     21,151
  Legal Fees                                                           2,082
  Amortization of Organization                                         2,935
  Printing & Postage                                                  25,410
  Distribution Expense                                                12,680
  S.E.C. and State Registration                                           96
  Transfer Agency Fees                                                40,482
  Shareholder Service Fee                                              1,827
  Trustees fees & expenses                                             4,600
  Other Expenses                                                         213
                                                                    ---------
     Total Expenses                                                  174,435
                                                                    ---------
     Reimbursement from Advisor                                      (47,673)
                                                                    ---------
     Total Expenses                                                  126,762
                                                                    ---------
     NET INVESTMENT INCOME                                            44,740
                                                                    ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from:
    Investments                                                          332
    Foreign Currency related transactions                             (1,219)
                                                                    ---------
TOTAL                                                                   (887)
                                                                    ---------
NET INCREASE (DECREASE) IN UNREALIZED APPRECIATION FROM:
    Investments                                                      305,832
    Foreign Currency related transactions                             53,535
                                                                    ---------
    NET REALIZED AND UNREALIZED GAIN (LOSS)                          359,367
                                                                    ---------
Net increase in net assets from operations                           403,320
                                                                    =========

The accompanying notes to financial statements are an integral part of this statement.

                             AAL INTERNATIONAL FUND
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

OPERATIONS
----------------------------
  Net investment income                                              $44,740
  Net realized gains (losses) on investments and foreign currency       (887)
  Increase in unrealized appreciation on investments                 358,582
  Increase in unrealized appreciation on currency                        785
                                                                    ---------
Net increase in net assets from operations                           403,220
                                                                    ---------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------
  Dividends from net investment income                               (59,248)
  Capital gain distribution                                             (810)
                                                                     ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (60,058)
                                                                     ---------
TRUST SHARE TRANSACTIONS:
  Purchases of trust shares                                       25,165,778
  Income dividends reinvested                                         57,381
  Capital gains reinvested
  Redemption of trust shares                                        (213,276)
                                                                     ---------
NET INCREASE IN TRUST CAPITAL                                     25,009,883
                                                                --------------
NET INCREASE IN NET ASSETS                                        25,353,045
                                                                --------------
NET ASSETS BEGINNING OF PERIOD                                        ---

NET ASSETS END OF PERIOD                                         $25,353,045
                                                                ==============

The accompanying notes to financial statements are an integral part of this statement.

                           THE AAL INTERNATIONAL FUND
                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

ARGENTINA
    100,000 Ledesma S.A.                 Other Equities            128,026
    175,000 Siderca S.A. Class A         Other Equities            169,784
     50,000 Cresud S.A.                  Other Equities             68,014
     85,864 IRSA Inversiones y           Other Equities            216,421
                                                               -------------
                                                                   582,245
                                                               -------------
AUSTRIA
      2,500 VAE Eisenbahnsysteme AG      Misc-Manufacturing        211,019
    104,100 Spotless ServicesLtd.        Commercial Services       139,388
                                                               -------------
                                                                   350,407
                                                               -------------
BELGIUM
        850 Deceuninck Plastics          Basic Materials
            Industries SA                                          95,459
                                                               -------------
CANADA

     15,000 Noranda Inc.                 Metals-Diversified       309,338
     25,000 Redstone Resources           Mining                    72,406
     15,000 Canadian Pacific             Transportation           271,875
      2,000 Franco-Nevada Mining         Mining                    16,953
            Corp. Ltd.
                                                               -------------
                                                                  770,572
                                                               -------------
FINLAND
      7,000 Vaisala Oy A                 Other Equities           256,333
                                                               -------------
FRANCE
      2,500 Comptoir Lyon Alemand        Mining                   196,818
            Louyot
        500 Taittinger Cie               Wine & Spirits           131,894
            Commerciale, France
      3,500 Emin LeydierEmballages       Forest Products          285,565
            France
      5,000 Eramet SLN                   Mining                   327,178
      1,750 Essilor International        Medical Supplies         244,770
      3,500 Elf Aquitaine                Oil International        258,225
      1,000 Conflandey SA,               Steel                     55,416
      1,000 Sabeton SA                   Building Materials       163,794
      2,000 Legris Industries SA         Machine-Diversified       65,190
      1,500 Legrand                      Electronics              150,298
      3,000 Gaumont                      Entertainment            193,240
      1,580 Promodes                     Retail Stores            271,394
      1,000 Rougier, SA                  Building Materials       102,448
        500 Sucriere de PithivrsLe       Sugar Refineries         246,917
            Vieil, France
      1,500 N.S.C SA                     Machine-Diversified      252,745
            (N. Schlumberger),France                          -------------
                                                                2,945,892
                                                              -------------
GERMANY
      3,000 Bertelsmann AG               Publishing/Printing      395,123
      1,000 Bayer AG                     Chemicals                266,070
      1,150 Buderus AG                   Misc-Manufacturing       449,972
      4,000 Hornbach Holding AG          Retail Stores            349,357
                                                              -------------
                                                                1,460,522
                                                              -------------

The accompanying notes to financial statements are an integral part of this statement.

HONG KONG
    450,000 Shaw Brothers Ltd.           Entertainment            494,704
  1,000,000 CDL Hotels InterntlLtd.,     Lodging                  504,404
            Hong Kong
    350,000 South China Morning Post     Publishing/Printing      213,887
            Holdings
                                                              -------------
                                                                1,212,995
                                                              -------------

ITALY
    450,000 Montedison S.p.AD Risp,      Chemicals                266,642
            Italy
     20,000 Mondarori (Arnoldo)          Publishing/Printing      173,475
            Editore, Italy
                                                              -------------
                                                                  440,117
                                                              -------------
JAPAN
     18,000 Tokio Marine & Fire          Insurance                235,576
            Insurance Co.
      5,000 Asatsu Inc.                  Business Services        210,370
     20,000 Iino Kaiun Kaisha            Transportation           114,007
     10,000 Nisshinbo Industries         Textiles                  96,945
      2,500 Hitachi ADR                  Electronics              251,250
     50,000 Shoei Company                Textiles                 436,251
      7,500 Fuji Photo Film-ADR          Electronics              435,938
     20,000 Sotoh Company, Ltd.          Textiles                 197,767
     20,000 Nittetsu Mining              Mining                   199,706
     20,000 Shimano Inc.                 Bicycles                 352,879
      7,000 Ito-Yokado Co. Ltd           Retail Stores            431,598
      2,000 Fast Retailing Co Ld         Retail Stores             99,465
     25,000 Aida Engineering Ltd         Machine-Diversified      191,950
     10,000 Yoshimoto Kogyo Co.          Entertainment            130,875
      3,000 Chofu Seisakusho             Machine-Diversified       80,561
      2,000 Toho Company                 Entertainment            319,917
      3,000 Tsutsumi Jewelry Co.Ltd.     Jewelry, Watch           150,361
     65,000 Dai-Tokyo Fire & Marine      Insurance                496,551
            Ins.
     15,000 Japan AirportTerminal        Commercial Services      181,771
                                                             -------------
                                                                4,613,738
                                                             -------------
LUXEMBURG

      2,500 Minorco, SA ADR              Mining                    71,563
         62 Socfinasia                   Food & Agriculture        86,272
                                                             -------------
                                                                  157,835
                                                             -------------
NETHERLANDS
      2,000 German City Estates          Other Equities            30,320
      5,000 Philips Elctronics           Electronics              179,375
      5,000 Apothekers Coop OPG          Wholesale Special        123,214
                                                             -------------
                                                                  332,909
                                                             -------------
NEW ZEALAND
    450,000 Shortland PropertiesLtd.     Real Property            253,007
    200,000 Tasman AgricultureLtd.       Food & Agriculture       203,975
    175,000 Carter Holt HarveyLtd.       Forest Products          377,550
     65,000 Wilson & Horton Ltd.         Publishing/Printing      388,827
     50,000 Applefields Ltd.             Food & Agriculture        22,882
                                                             -------------
                                                                1,246,241
                                                             -------------
NORWAY
     25,000 Schibsted Gruppen            Publishing/Printing      340,308
                                                             -------------
SINGAPORE
    100,000 Clipsal IndustriesLtd.,      Electronics              226,000
            Singapore
     16,500 Singapore Bus Service        Transportation           117,824
    100,000 Times Publishing Ltd         Publishing/Printing      231,900
                                                             -------------
                                                                  575,724
                                                             -------------

The accompanying notes to financial statements are an integral part of this statement.

SOUTH KOREA
     15,000 LG Electronics Inc.          Electronics              170,550
                                                             -------------
SPAIN
     30,000 Energia e Industrias         Holding Company          114,494
            Aragonesas
                                                            -------------

SWEDEN
     15,000 AssiDoman AB                 Forest Products          325,930
     11,300 Terra Mining                 Mining                   138,965
     15,000 IRO AB Sweden                Misc-Manufacturing       169,755
                                                             -------------
                                                                  634,650
                                                             -------------
SWITZERLAND
        600 Kuehne & Nagel               Transportation           357,205
        350 Sika Finanz AG               Building Materials        85,173
        175 Lindt&Spruengli AG-PC        Food & Beverages         255,519
         50 Bank for International       Financial Services       421,519
            Settlements
                                                             -------------
                                                                1,119,416
                                                             -------------
UNITED KINGDOM
     65,000 McBride Plc                  Cosmetic                 196,817
     45,000 Antofagasta Holdings         Mining                   204,736
     75,000 Lonrho PLC                   Holding Company          204,969
     65,000 Blenheim Group PLC           Advertising              254,348
                                                             -------------
                                                                  860,870
                                                             -------------
MISCELLANEOUS
     18,000 North European Oil           Oil International        229,500
            Royalty Trust
      5,500 Banco Latinoamerican         Financial Services       255,750
            (Bladex), Panama
                                                             -------------
            Preferred Stocks                                      485,250
                                                             -------------

     15,000 Freeport-McMoran             Mining                   455,625
            Preferred C Var.
      5,500 Freeport-McMoran             Mining                   116,188
            Preferred Var
      5,000 L.G. Electronics-PFD         Electronics              111,508
     10,000 Ssangyong Cement Co PFD      Building Materials       165,007
                                                             -------------
                                                                  848,328
                                                             -------------

The accompanying notes to financial statements are an integral part of this statement.

PAR VALUE   U.S. DOLLAR CONVERTIBLE BONDS

   $150,000 Far East Textile CnvBnd 4.00% 10/7/2006               173,250
   $250,000 Cheil Foods & Chemical 3.00% 12/31/2006               328,750
                                                             -------------
                                                                  502,000
                                                             -------------

            NON U.S. DOLLAR CORPORATE BONDS

FRF 3,228   Immobilier HoteliereFRF (Convertible)                 108,914
DM 500,000  Air Canada Var. Rate Bonds 3/29/2049                  200,530
FRF 500,000 Michelin France 6.0% 1/2/1998 1/2/1998                103,905
                                                             -------------
                                                                  413,349
                                                             -------------

            U.S. DOLLAR BONDS

   $150,000 Sincere Navigation 3.75% 5/26/2003                    106,000
   $350,000 New Zealand Govt.Bond 10.0% 3/15/2002                 258,884
   $200,000 Republic of Poland PDI 10/27/2014                     129,750
   $350,000 Republic of Argentina FRB 3/31/2005                   247,800
   $318,361 Federal Republic of Brazil "C" Bond
            Variable 8.00% 4/15/2004                              182,262
   $150,000 Scandinavian Broad-casting  Luxemburg                 153,375
                                                             -------------
                                                                1,078,071
                                                             -------------
            COMMERCIAL PAPER

   $481,000 AT&T Corp 5.76% 1/2/96                                480,769
    400,000 Anheiser Busch Co. 5.70% 1/8/96                       399,430
    615,000 Atlantic Richfield 5.57% 1/19/96                      613,097
    750,000 Brooklyn Harion Gas 5.95% 1/5/96                      749,256
    500,000 CSX Corp. 5.90%1/4/96                                 499,590
    450,000 Time Warner Entertainment 5.98% 1/4/96                449,626
    400,000 Union Oil of California 5.95% 1/16/96                 398,876
                                                             -------------
                                                                3,590,644
                                                             -------------

            TOTAL INVESTMENTS                                 $25,198,919
                                                             =============

The accompanying notes to financial statements are an integral part of this statement.

-------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 13, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, with The AAL Capital Growth Fund, The AAL Income Fund and The AAL Municipal Bond Fund. On March 10, 1988, The AAL Money Market Fund commenced operations. On July 1, 1992, The AAL Income Fund changed its name to The AAL Bond Fund. On June 30, 1993, The AAL Smaller Company Stock Fund commenced operations; on March 17, 1994, The AAL Utilities Fund commenced operations; and on August 1, 1995, The AAL International Fund (the "Fund") commenced operations. The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, are also portfolios in the series. The nine AAL Funds are collectively referred to as the "Funds".

(B) SIGNIFICANT ACCOUNT POLICIES

     The Funds' principal accounting policies are:

     Security valuation - The Fund invests in foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. All securities for which market quotations are available on a national securities exchange in the United States or a securities exchange abroad are valued at their last sale price. All over-the-counter securities for which market quotations are readily available are valued at the last sale price. All other securities are valued at fair value as determined by the Investment Adviser under supervision of the Board of Trustees.

     Foreign  currency  translation - The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars using the exchange quotation in effect at the time net asset value is calculated. The costs of such securities are translated at exchange rates prevailing when acquired. Additionally, other assets and liabilities denominated in foreign currencies are translated into U.S. dollars.

     The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities.

     Forward currency contracts - In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

-------------------------------------------------------------------------------


     United States income taxes - No provision has been made for United States federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the other provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

     Other  -  For  financial  statement   purposes,   investment  security
     transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts on bonds are amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL International Fund is being amortized over the period of benefit, but not to exceed 60 months from each Fund's commencement of operation.

(C) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH
     AFFILIATED PERSONS

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, ("The Adviser"), under which The AAL International Fund pays a fee for investment advisory services. The annual rates of fees under the Investment Advisory Agreement are calculated as: 1% of the Funds average daily net asset.

The Adviser has entered  into a  Sub-Advisory  Agreement  with  Societe
Generale Asset Management Corporation (Sub-Adviser). The sub-advisory fee, which is paid by the Adviser, is equal to the rate of .75 of 1% of the Funds average daily net assets.

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. The adviser earned the fee of $16,667 from the Fund for the period ended December 31, 1995.

The Trust has also contracted with AAL Capital  Management  Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include preprocessing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees charged to the Funds under terms of the contract approximated $3.58 per shareholder account for the period ended December 31, 1995.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule
12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. Payments under the Plan are equal to a maximum of .25 of 1% of the average daily net assets of the Fund.

-------------------------------------------------------------------------------

Trustees of the Trust not affiliated with AAL or the Adviser receive an annual fee of $10,000 and $1,000 for each meeting of the Board of Trustees, or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimburses unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each of the Funds is charged for those expenses that are directly attributable to it, such as advisory, custodian, and certain shareholder service fees, while other expenses that cannot be directly attributable to the Funds are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the States.

AAL  is  the  ultimate  parent  company  for  AAL  Capital   Management
Corporation.

(D) SECURITY TRANSACTIONS

During the period ended December 31, 1995, purchases and sales of securities other than short-term obligations were as follows:


                                      Purchases                     Sales
                                ----------------------     ---------------------
                                     Period Ended                Period Ended
                                       12/31/95                    12/31/95
                                ----------------------     ---------------------
The AAL International Fund           $21,306,089                    $4,933


Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation and depreciation on investments at the period ended December 31, 1995, were as follows:


                                                  12/31/95
                              -------------------------------------------------

                                                                 Net Unrealized
                                                                  Appreciation
                              Appreciation     (Depreciation)    (Depreciation)
The AAL International Fund      $838,509         $(532,677)          $305,832

-------------------------------------------------------------------------------

(E)  TRUST TRANSACTIONS

        Transactions in trust shares were as follows:


                                             The AAL International Fund
                                     -------------------------------------------
                                                    Period Ended
                                                      12/31/95
                                     -------------------------------------------
Shares purchased                                      2,520,620

Income dividends reinvested                               5,687

Capital gains reinvested                                --------

Shares redeemed                                         (21,358)

Net increase of trust shares                          2,504,949


As of December 31, 1995, the Fund had entered into forward currency contracts, as summarized above, resulting in net unrealized appreciation of $52,750.


                                          CURRENCY              U.S. VALUE AT
FORWARD CONTRACTS                       TO BE DELIVERED       DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
French Franc for delivery
February 9, 1996.......................   3,500,000             $  716,186
French Franc for delivery
April 5, 1996..........................   8,315,000              1,702,777
French Franc for delivery
July 11, 1996..........................   1,807,000                370,249
German Deutsche Mark for delivery
February 9, 1996.......................     250,000                174,984
German Deutsche Mark for delivery
April 4, 1996..........................   1,480,000              1,038,742
German Deutsche Mark for delivery
July 3, 1996...........................      93,000                 65,558
Japanese Yen for delivery
February 9, 1996.......................  75,000,000                730,762
Japanese Yen for delivery
April 4, 1996.......................... 226,250,000              2,221,404
Japanese Yen for delivery
July 18, 1996..........................  23,000,000                228,947
Swiss Franc for delivery
February 9, 1996.......................     200,000                174,459
Swiss Franc for delivery
June 27, 1996..........................     222,000                196,373
                                                                 ----------
                                                                $7,620,441
                                                                 ----------

                                                                   U.S. VALUE AT
                                           CURRENCY TO              DECEMBER 31,
FORWARD CONTRACTS                          BE RECEIVED    DUE DATE       1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Netherlands Guilder...................     198,700          1/2/96     $123,963
Canadian Dollar.......................      83,805          1/2/96       61,450
French Franc..........................     191,809          1/3/96       39,222
German Deutsche Mark..................      94,552          1/4/96       66,065
Swiss Franc...........................      34,352          1/4/96       29,856
Japanese Yen..........................  10,686,441          1/5/96      103,599
French Franc..........................     365,894         1/31/96       74,820
                                                                       --------
                                                                       $498,975
                                                                       --------



  The accompanying notes to financial statements are an integral part of this schedule.

PART C - OTHER INFORMATION

In response to Part C of Form N-1A, the Registrant hereby incorporates by reference the Part C - Other Information included in its Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A (Registration No. 33-12911), as filed with the Securities and Exchange Commission on May 16, 1995.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this filing meets the requirements of Rule 485(b) and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Appleton and State of Wisconsin on the 10th day of January, 1996.

THE AAL MUTUAL FUNDS

By /s/JOHN H. PENDER
   -------------------------
   JOHN H. PENDER, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ JOHN H. PENDER            TRUSTEE        JANUARY 10, 1996
-------------------------
JOHN H. PENDER

/s/ RICHARD L. GUNDERSON*     TRUSTEE        JANUARY 10, 1996
-------------------------
RICHARD L. GUNDERSON

/s/ RICHARD L. GADY*          TRUSTEE        JANUARY 10, 1996
-------------------------
RICHARD L. GADY

/s/ D. W. RUSSLER*            TRUSTEE        JANUARY 10, 1996
-------------------------
D. W. RUSSLER

/s/ LAWRENCE M. WOODS*        TRUSTEE        JANUARY 10, 1996
-------------------------
LAWRENCE M. WOODS

/s/ F. GREGORY CAMPBELL*      TRUSTEE        JANUARY 10, 1996
-------------------------
F. GREGORY CAMPBELL
                              PRINCIPAL
/s/ TERRANCE P. GALLAGHER     FINANCIAL &    JANUARY 10, 1996
-------------------------     ACCOUNTING
TERRANCE P. GALLAGHER         OFFICER


*John H. Pender, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Trustees of The AAL Mutual Funds, Pursuant to the powers of attorney duly executed by such persons.

/s/ JOHN H. PENDER            January 10, 1996
-------------------------
JOHN H. PENDER
Attorney-in-Fact

POWER OF ATTORNEY

NOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes John H. Pender to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


/s/ Richard L. Gunderson
Richard L. Gunderson,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes Richard L. Gunderson, to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ John H. Pender
John H. Pender
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes John H. Pender to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


/s/ D.W. Russler
D.W. Russler,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes John H. Pender to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ F. Gregory Campbell
F. Gregory Campbell,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes John H. Pender to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ Richard L. Gady
Richard L. Gady,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes John H. Pender to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ Lawrence M. Woods
Lawrence M. Woods,
as Trustee, but not
individually